Equity-accounted investees - Additional information (Details) - EUR (€) € in Thousands		12 Months Ended
	May 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Aug. 04, 2022
Equity-accounted investees
Carrying amount of investment in associate			€ 33,888
Proceeds from dissolution of equity-accounted investee		€ 15,172
Loss on disposal of equity-accounted investee		(13,604)
Loss from discontinued operations, net of tax		(751)
Bettech
Equity-accounted investees
Loss from discontinued operations, net of tax		(800)
Ringier
Equity-accounted investees
Percentage of voting interest sold	49.00%
SportTech
Equity-accounted investees
Carrying amount of investment in associate	€ 30,189		€ 33,888	€ 37,873
SportTech | Ringier
Equity-accounted investees
Proceeds from dissolution of equity-accounted investee		15,200
Loss on disposal of equity-accounted investee		€ 13,600